S000060155 [Member] Investment Risks - Alternative Strategies Fund	Aug. 31, 2025
Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Manager risk, which is the risk that poor selection of Underlying Funds by the Adviser will cause the Fund to underperform.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Issuer Risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk, which is the risk that an Underlying Fund will be affected by changes in the markets for the various securities in which the Underlying Fund invests. Environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Allocation Risk, which refers to the risk that the Adviser’s judgment about, and allocations among, strategies through investments in Underlying Funds may adversely affect the Fund’s performance.

Closed end fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Closed-end fund risk, which means that since closed-end funds issue a fixed number of shares they typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value per share. The Fund will also bear its pro rata portion of any costs of a closed-end fund in which it invests.

Investment company and exchange traded funds ETFs risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Investment company and exchange-traded funds (ETFs) risk, which is when the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Portfolio turnover risk, due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Absolute Return Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Absolute Return Investing Risk, which refers to the risk that an Underlying Fund’s investment returns may converge with the investment returns of equity or fixed income markets during a period of declining stock prices, thereby eliminating the diversification benefit that the Underlying Fund expects from the strategies. During these times, the strategies’ correlations could increase, which in turn could increase the Underlying Fund’s overall volatility.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Active Management Risk, due to the active management investment strategies used by the Underlying Funds, the
Underlying Funds could underperform their benchmark indexes and/or other funds with similar investment objectives and/or strategies.

Arbitrage Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Arbitrage Strategies Risk, which involves engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Underlying Funds may realize losses or reduced rate of return if underlying relationships among securities in which they take investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause an Underlying Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Alternative Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Alternative Strategies Risk, pursued by the Underlying Funds may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and risks associated with the use of leverage.

Credit and Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Credit and Junk Bond Risk, which means the credit quality of an investment could cause an Underlying Fund to lose money. Non-investment grade securities (sometimes called “high yield securities” or “junk bonds”) involve greater risks of default or downgrade, are more volatile and may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity, which could substantially adversely affect the market value of the securities.

Event Linked Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Event-Linked Exposure Risk, event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events such as hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. If a trigger event occurs, an Underlying Fund may lose a portion of or the entire principal investment in the case of a bond or a portion of or the entire notional amount in the case of a swap. Event-linked exposure instruments often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred, such extension of maturity may increase volatility. Event-linked exposure may also expose an Underlying Fund to liquidity risk and certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Currency Risk, which refers to the risk that as a result of an Underlying Fund’s active positions in currencies and investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Derivatives Risk, which means that an Underlying Fund’s use of futures, forwards, options, swaps and swaptions based on fixed income instruments to enhance returns or hedge against market declines subjects the Underlying Fund to potentially greater volatility and/or losses. Even a small investment in futures, forwards, options, swaps and swaptions can have a large impact on an Underlying Fund’s interest rate, securities market and currency exposure. Therefore, using futures, forwards, options, swaps and swaptions can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. An Underlying Fund may not fully benefit from or may lose money on its investment in futures, forwards, options, swaps and swaptions if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other party to certain futures, forwards, options, swaps and swaptions presents the same types of credit risks as issuers of fixed income securities. Investing in futures, forwards, options, swaps and swaptions can also make the Underlying Fund’s assets less liquid and harder to value, especially in declining markets.

LIBOR Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	LIBOR Transition Risk refers to the fact that the elimination of the London Inter-Bank Offered Rate (“LIBOR”) rate may adversely affect the interest rates on, and value of, certain Fund investments that are tied to LIBOR. The U.K. Financial Conduct Authority ceased publishing all LIBOR settings on a representative basis after June 30, 2023. Some LIBOR rates continued to be published, but only on a temporary, synthetic, and non-representative basis. These temporary, synthetic LIBOR rates were discontinued in September 2024. Alternatives to LIBOR are established or in development in most major currencies and markets are slowly responding to these new rates. It is difficult to predict the full impact of the transition away from LIBOR on the Fund.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Emerging Markets Risk, emerging markets countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. An Underlying Fund also could experience a loss from settlement and custody practices in some emerging markets.

Foreign Sovereign Debt securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Sovereign Debt Securities Risk, the risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Interest Rate Risk, which is the risk that interest rates rise and fall over time, thereby affecting the value of certain investments of the Fund.

Investment Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Investment Limitation Risk, which refers to the potential that the Fund may want to invest in an Underlying Fund that is not available in sufficient quantities for the Fund to participate fully due to capacity constraints of the strategy. The Fund may therefore have reduced exposure to a capacity constrained Underlying Fund, which could adversely affect the Fund’s return.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Leverage Risk, which means an Underlying Fund’s use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities and cause the Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Liquidity Risk exists when securities are difficult or impossible for an Underlying Fund to sell at the time and the price that the Underlying Fund would like due to a limited market or to legal restrictions. These securities may also need to be fair valued.

M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	MLP Risk, which is the risk that, to the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, and the fact that MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Short Sale Risk, selling short may produce higher than normal portfolio turnover, result in increased transaction costs and magnify the potential for both gain and loss to an Underlying Fund.

Small and Medium Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Small and Medium Capitalization Company Risk, which is the risk that small and medium capitalization companies in which the Underlying Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.